Lease right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Lease right-of-use assets and lease liabilities

10.	Lease right-of-use assets and lease liabilities

Operating leases

The Company leases office space in Taren Point, NSW, Australia. The lease commenced July 15, 2018 and ended on July 14, 2023, at which time the Company extended the lease, which commenced on July 15, 2023 and ends on July 14, 2026. The initial monthly lease payments are $25,000 AUD and the monthly payments of the lease extension are $36,667 AUD and are subject to annual escalation rate of 3%.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 3.70%, as the interest rate implicit in most of the Company leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the years ended June 30, 2025 and 2024, the Company recorded $303,869 and $284,169, respectively, as operating lease expense on the consolidated statements of operations and comprehensive loss.

Operating right-of- use assets are summarized below:

	June 30, 2025	June 30, 2024
Office lease	$836,697	$836,697
Less accumulated amortization	(549,375)	(278,899)
Right-of-use, net	$287,322	$557,798

Operating lease liabilities are summarized below:

	June 30, 2025	June 30, 2024
Office lease	$298,560	$580,353
Less: current portion	286,378	278,432
Long term portion	$12,182	$301,921

June 30, 2025
Year ending June 30, 2026	$306,707
Total future minimum lease payments	306,707
Less imputed interest	(8,147)
PV of Payments	$298,560